Income Taxes (Detailed Amounts of Tax Effects of Items Recorded Directly in Equity) (Detail) - JPY (¥) ¥ in Millions	6 Months Ended
	Sep. 30, 2022	Sep. 30, 2021
Net unrealized gains (losses) on available-for-sale securities:
Unrealized gains (losses)	¥ (3,413)	¥ 926
Less: reclassification adjustments	(2,018)	(213)
Total	(5,431)	713
Defined benefit plan adjustments:
Unrealized gains (losses)	1,381	(2,144)
Less: reclassification adjustments	(3,940)	(3,875)
Total	(2,559)	(6,019)
Own credit risk adjustments:
Unrealized gains (losses)	1,368	(2,638)
Less: reclassification adjustments	192	219
Total	1,560	(2,419)
Total tax effect before allocation to noncontrolling interests	¥ (6,430)	¥ (7,725)